Trade and Other Receivables (Details) - Schedule of Currency Profiles of Trade and Other Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	RM 15,424,728	$ 3,270,931	RM 11,071,652
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	819,873	173,860	874,845
United States Dollar [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	12,931,625	2,742,249	8,993,253
Euro [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	1,645,651	348,974	1,203,176
Others [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	RM 27,579	$ 5,848	RM 378